Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties
Information as of December 31, 2018

	Main subsidiaries (1)
	Banco del Tucumán SA	Macro Bank Limited	Macro Securities SA	Associates		Key management personnel	Other related parties	Total
Assets
Cash and deposits in banks		583						583
Other financial assets	2,504		25,276	20,660				48,440
Loans and other financing (2)
Documents							331,699	331,699
Overdrafts			6			3,505	161,905	165,416
Credit cards			286			19,011	51,424	70,721
Leases			5,746				1,407	7,153
Personal loans						1,388		1,388
Mortgage loans						54,824	356	55,180
Other loans							232,670	232,670
Guarantees granted							391,699	391,699
Other nonfinancial assets			83,178					83,178

Total assets	2,504	583	114,492	20,660		78,728	1,171,160	1,388,127

Liabilities

Deposits		13	311,073	1,774,149		4,890,280	984,659	7,960,174
Other financial liabilities				101,232		31	514	101,777
Financing received from the BCRA and other financial entities	301,742							301,742
Issued corporate bonds			11,231					11,231
Subordinated corporate bonds							46,605	46,605
Other nonfinancial liabilities							119	119

Total liabilities	301,742	13	322,304	1,875,381		4,890,311	1,031,897	8,421,648

Income
Interest income	466,201					2,954	78,427	547,582
Interest expense	(61,064)		(3,822)	(226,280)		(408,268)	(25,105)	(724,539)
Commissions income	9		593	137		24	6,831	7,594
Other operating income	32,938							32,938
Administrative expenses	(4)						(11,739)	(11,743)
Other operating expenses				(1,521,802)	(3)		(31,424)	(1,553,226)

Income / (loss)	438,080	—	(3,229)	(1,747,945)		(405,290)	16,990	(1,701,394)

(1)	These transactions are eliminated during the consolidation process.
(2)

The maximum financing amount for loans and other financing as of December 31, 2018 for Banco del Tucumán SA, Macro Bank Limited, Macro Securities SA, associates, Key management personnel and other related parties amounted to 2,550,000, 0, 7,216, 0, 82,297 and 1,551,047, respectively.

(3)	These losses are mainly generated by debit and credit cards processing expenses billed by Prisma Medios de Pago SA.

•	Information as of December 31, 2017

	Main subsidiaries (1)
	Banco del Tucumán SA	Macro Bank Limited	Macro Securities SA	Associates		Key management personnel	Other related parties	Total
Assets
Cash and deposits in banks		19,350						19,350
Debt securities at fair value through profit or loss							123,374	123,374
Other financial assets	2,035							2,035
Loans and other financing
Other financial entities	1,405,803							1,405,803
Documents							224,271	224,271
Overdrafts						935	10,628	11,563
Credit cards			436			16,213	35,962	52,611
Leases			10,295				3,185	13,480
Personal loans						573	586	1,159
Mortgage loans						19,971	653	20,624
Other loans							217,480	217,480
Guarantees granted			654				79,422	80,076

Total assets	1,407,838	19,350	11,385			37,692	695,561	2,171,826

Liabilities
Deposits		24	160,015	1,384,411		1,641,543	1,102,644	4,288,637
Other financial liabilities				118,146		19	226	118,391
Subordinated corporate bonds							43,569	43,569
Other nonfinancial liabilities							255	255

Total liabilities		24	160,015	1,502,557		1,641,562	1,146,694	4,450,852

Income
Interest income	43,594		3,361			5,847	128,654	181,456
Interest expense	(16,445)	(455)		(225,109)		(5,125)	(8,114)	(255,248)
Commissions income	20		404	123		35	8,334	8,916
Commissions expenses							(21)	(21)
Other operating income	35,585	3	1,138					36,726
Administrative expenses	(68)						(21,664)	(21,732)
Other operating expenses			(26,244)	(1,114,152)	(2)		(38,758)	(1,179,154)

Income / (loss)	62,686	(452)	(21,341)	(1,339,138)		757	68,431	(1,229,057)

(1)	These transactions are eliminated during the consolidation process.
(2)	These losses are mainly generated by debit and credit cards processing expenses billed by Prisma Medios de Pago SA.

•	Information as of January 1, 2017

	Main subsidiaries (1)
	Banco del Tucumán SA	Macro Bank Limited	Macro Securities SA	Associates	Key management personnel	Other related parties	Total
Assets
Cash and deposits in banks		20,764					20,764
Debt securities at fair value through profit or loss						95,011	95,011
Other financial assets	87						87
Loans and other financing
Documents						191,211	191,211
Overdrafts					8,507	22,192	30,699
Credit cards			98		15,522	21,355	36,975
Leases			14,807			2,152	16,959
Personal loans					2,257	252	2,509
Mortgage loans					8,800	11,206	20,006
Other loans						1,393,428	1,393,428
Guarantees granted			1,631			26,468	28,099

Total assets	87	20,764	16,536		35,086	1,763,275	1,835,748

Liabilities
Deposits		31	248,335	23,181	1,994,500	1,106,917	3,372,964
Other financial liabilities				75,545	20	13,663	89,228
Issued corporate bonds		112,792				126,476	239,268
Subordinated corporate bonds						393,718	393,718
Other nonfinancial liabilities		361				385	746

Total liabilities		113,184	248,335	98,726	1,994,520	1,641,159	4,095,924

(1)	These transactions are eliminated during the consolidation process.
(2)	These losses are mainly generated by debit and credit cards processing expenses billed by Prisma Medios de Pago SA.

Composition of Board of Directors and Key Management Personnel

Additionally, the composition of the Board of Directors and key management personnel is as follows:

	12/31/2018	12/31/2017	01/01/2017
Board of Directors	24	22	21
Senior managers of the key management personnel	15	14	14

	39	36	35